UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08775

                                 Adhia Funds Inc
               (Exact name of registrant as specified in charter)

               1408 N. Westshore Blvd., Suite 611, Tampa, FL 33607 (Address of principal executive offices) (Zip code)

              Registrant's telephone number, including area code:
                                 (813)-289-8440

                         Adhia Investment Advisors, Inc.
                       1408 N. Westshore Blvd., Suite 611
                                Tampa, FL  33607
                    -----------------------------------------
                     (Name and Address of Agent for Service)


                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

[report cover][picture]

ADHIA FUNDS, INC.                                            SEMI-ANNUAL REPORT

                                                 August 29, 2003

Fellow Shareholders:

Year 2003 started with anxiety of the US lead Iraq war and a prolonged economic recession in most of the G7 countries. During the first six months of 2003, the US lead coalition had successfully dethroned Saddam Hussein. US lawmakers passed one more tax cut that included reduction on corporate dividends and capital gains taxes in hope of reviving financial markets and the economy. This tax reduction will increase the budget deficit to over $500 billion a year. Interest rates hit rock bottom at sub 1% which the current generation has never heard of. All these stimuli have made its impact and the US economy, which is showing some signs of strengthening and recoveries. However, the unemployment rate has continued to increase. The US stock market recovered from its low during the war period in April 2003 and started to show aggression similar to the 2000 Tech Bubble. The S & P 500 increased close to 12% and the NASDAQ increased whopping 21.5% for the first six months of 2003.

ADHIA TWENTY FUND

The first half of 2003 provided a sigh of relief from last year's double-digit decline in The Adhia Twenty Fund. The Twenty Fund posted a gain of 12.57% compared to S&P 500's 11.97% gain beating the index marginally. The Twenty Fund contained companies in diverse fields from well-known consumer names like McDonalds and Disney to the not so well known but large microchips manufacturer Atmel Corporation. The majority of our holdings went up during the first half of 2003 with the market. On average our stock holdings went up by 19.31% beating the market by more then 7%, however, net return was lower due to our cash position.

The fund did experience losses in a couple of positions. Our investment in ADC Telecom Inc was sold at a 34.2% loss. This telecom equipment supplier saw its annual revenues drop from a high of $3.2 billion in 2000 to a current run rate of less then $1 billion. Business recoveries in technology and telecommunications will not bring the growth rate of the late nineties. In addition, even if the business recovers, the profit margins will be smaller compared to the technological revolutionary era. We lost 21% of our investments in Bisys Group, which is a service provider to insurance companies and mutual
funds.   We cut our losses in this small player, as the company did not report the earnings as projected by the street.

ADHIA HEALTH CARE FUND

The Health Care Fund gained 3.27% in the first six months as compared to 10.57% gain in the S & P Health Care Index. The Adhia Health Care Fund has not performed to its potential for the first half of 2003 because of unusually high
cash position.   While the fund posted a below average return for the period, we
are fairly confident in the outlook for the future.   If we compare our
portfolio to the index without considering our cash position, the holdings of our portfolios went up 25.73% versus the index gain of 10.57%, beating index by
more then 100%.   We have added a few more positions since the close of the
second quarter and we will be fully invested in the near future as the opportunity arises.

ADHIA SHORT TERM ADVANTAGE FUND

The Adhia Short Term Advantage Fund returned more than 1.8% (3.6% annualized) for the first half of 2003 as compared to the Merrill Lynch US Treasury 1 -3 years return of 1.3% (2.6% annualized). Our holdings are in government agency debentures and mortgage backed securities (75.4 %), certificate of deposits (9.8%) and cash and other assets (14.8%). A recent rally in the bond market - which effects negatively our portfolio value, has not put any dent on our
performance because of the short nature of our portfolio.   As interest rates
move up and more of our holdings mature, we would be able to reinvest at higher coupons. This portfolio provided an above average return; great liquidity; and the principle and interest are guaranteed by the US Government or its agencies.

OUTLOOK FOR REMAINDER OF 2003

The US stock market has once again got ahead of itself on speculative trading practices of momentum traders. These groups of day traders and hedge funds follow the trend mentality rather than the fundamental valuation of companies. Average Price to Earnings of technology stocks once again blotted to more then
35. The Economy has shown some sign of improvements, but the job market has been lackluster in responding with the US unemployment rate at 6.2%. A total of
2.7 million jobs have been lost since the downturn began in March 2000. We are continuing to hemorrhage at a rate of 40,000 service jobs a month to countries like Costa Rica, Ireland, The Philippines and India. The scene darkens even more when we consider that many people who once held positions requiring highly specialized skills have had to settle for more mundane jobs at far lower pays.
Think of commercial airline pilots driving taxis.   Think of high-tech experts
clerking at discount stores.   If we remove the impact of the US military and
their supportive organizations' increased recruitments due to the Iraq war and reconstruction efforts, the US unemployment rate would have been a double-digit number.

Historically, each time our economy went through an industrial revolution, the work force readjusted their skills and resources accordingly for the next challenge. We are confident in The Federal Reserve's interest rate policy, which has given the system breathing power to overcome the recent down turn. We have also seen additional spending power coming through in the form of home refinancing, which may be short lived. In addition, the construction boom in the last two years due to lower interest rate may dry up as mortgage rates inch up slowly. Our economy may face new challenges as the impact of these temporary measures start to slow down.

Considering the current valuation of the stock market and the current job market
situation, we remain cautious of the recent rally in technology stocks.   We
believe that the market would reset back at a lower level within the next six to twelve months. Given the slow growth rate in the economy, increased competition globally, potentially increasing interest rates, which would translate in lower buying power, the market should trade at a price to earnings ratio of 20 or
less.   We believe most of the industrial and consumer blue chip companies would trade around the current range. However, technology companies, except for a handful of monopolized players, trading at high price to earnings multiple have a potential to fall 20% or more in the next six to twelve months as the market realizes that higher competition has reduced profit margins substantially.

We will remain true to our value focus and continue to search the market for relative value rather than follow the heard mentality. This may translate in a lower return for certain periods when market valuation is out of equilibrium but
should provide a better long-term performance.   We look forward to what should
be another interesting year, and appreciate your confidence and continued participation.

Sincerely,

Hitesh (John) P. Adhia
President & Chief Investment Officer
Adhia Investment Advisors, Inc.

                                     Adhia Funds, Inc.
                                     Adhia Twenty Fund
                           Statement of Assets and Liabilities
                                    as of June 30, 2003
                                        (Unaudited)


ASSETS:
      Investment in Securities                  $    467,454
      Cash at Fidelity Reserve                       369,984
      Cash at Union Federal                          108,018
      Huntington NSCC                                  4,800
      Interest - Dividend Receivable                     570
      Prepaid Insurance                                  425
-------------------------------------------------------------------------------
      Total Assets                                                 $ 951,251
-------------------------------------------------------------------------------

LIABILITIES:
      Accrued Expenses                                 4,779
-------------------------------------------------------------------------------

      Total Liabilities                                4,779

NET ASSETS:
      Net Assets (equivalent to $10.20 per
       share based on 92,813.243 shares of
       capital stock outstanding)(Note V)            946,472
-------------------------------------------------------------------------------
      Total Liabilities and Net Assets                             $ 951,251
-------------------------------------------------------------------------------


CALCULATION OF NET ASSETS
      Offering and Redemption Price Per Share
       ($946,472 / 92,813.243 Shares Outstanding)                $10.20


  The accompanying notes are an integral part of these financial statements.

                                Adhia Funds, Inc.
                                Adhia Twenty Fund
                             Statement of Operations
                     For the Six Months Ended June 30, 2003
                                   (Unaudited)


INVESTMENT INCOME:
Dividends                                  $ 4,162
     Interest                                  320
------------------------------------------------------------------------
          Total Income                                    $4,482


EXPENSES:
     Director Fees                             500
     Transfer Agent Services                 4,423
     Professional Fees                         889
     Other Expenses                          6,915
     Management Fees                         3,794
------------------------------------------------------------------------
           Operating Expenses             $ 16,521

     Less: Waiver of Management Fees        (3,794)
           Reimbursement from Advisor       (3,493)
------------------------------------------------------------------------
           Total Expenses                                $ 9,234
------------------------------------------------------------------------
NET INVESTMENT LOSS                                       (4,752)

NET REALIZED LOSS ON INVESTMENTS            (4,917)
CHANGE IN UNREALIZEDAPPRECIATION
 OF INVESTMENTS FOR THE YEAR                94,593
------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                   89,676
------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              $84,924
========================================================================

  The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                             Adhia Twenty Fund
                    Statement of Changes in Net Assets
 For the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002



                                                       30-Jun-03      31-Dec-02

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS

     Investment Loss - Net                           $   (4,752)     $   (9,662)
     Net Realized Loss on Investments                    (4,917)        (83,402)
     Change in Unrealized Appreciation
      (Depreciation) on Investments                      94,593        (193,226)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            84,924        (286,290)

PROCEEDS FROM SHARES ISSUED                             219,153         133,534

PAYMENTS TO REDEEM SHARES                               (16,393)       (825,595)

TOTAL INCREASE                                          287,684        (978,351)

NET ASSETS AT THE BEGINNING OF THE PERIOD               658,788       1,637,139
--------------------------------------------------------------------------------
NET ASSETS AT THE END OF THE PERIOD                  $  946,472      $  658,788
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

                            Adhia Funds, Inc.
                         Adhia Health Care Fund
                    Statement of Assets and Liabilities
                           as of June 30, 2003
                                (Unaudited)


ASSETS:
      Investment in Securities               $      32,381
      Cash at Huntington Bank                      155,326
      Cash at Union Federal                         55,182
      Receivable from Advisors                       3,611
      Interest Receivable                               86
      Prepaid Insurance                                 38
-------------------------------------------------------------------------------
      Total Assets                                              $   246,624


LIABILITIES:
      Accrued Expenses                               1,082
-------------------------------------------------------------------------------

      Total Liabilities                              1,082

NET ASSETS:
      Net Assets (equivalent to $9.79 per
       share based on 25,092.152 shares of
       capital stock outstanding) (Note V)         245,542
-------------------------------------------------------------------------------
      Total Liabilities and Net Assets                          $   246,624
-------------------------------------------------------------------------------


CALCULATION OF NET ASSETS
      Offering and Redemption Price Per Share
      ($245,542 / 25,092.152 Shares Outstanding)                   $   9.79


  The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                           Adhia Health Care Fund
                           Statement of Operations
                   For the Six Months Ended June 30, 2003
                                (Unaudited)



INVESTMENT INCOME:
     Dividends                        $       346
     Interest                                 176
--------------------------------------------------------------------------
          Total Income                                    $       522


EXPENSES:
     Transfer Agent Services                1,942
     Professional Fees                        421
     Other Expenses                           826
     Management Fees                          841
--------------------------------------------------------------------------
          Operating Expenses           $    4,030

     Less:  Waiver of Management Fees        (841)
            Reimbursement from Advisor     (1,084)
--------------------------------------------------------------------------
          Total Expenses                                   $    2,105
--------------------------------------------------------------------------
NET INVESTMENT (LOSS)                                          (1,583)

NET REALIZED GAIN ON INVESTMENTS            1,280
CHANGE IN UNREALIZEDAPPRECIATION
 OF INVESTMENTS FOR THE YEAR                6,030
--------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                         7,310


NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                  5,727
==========================================================================


  The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                          Adhia Health Care Fund
                    Statement of Changes in Net Assets
                For the Six Months Ended June 30, 2003 and
    the Period from July 24, 2002 (Effective Date) through December 31, 2002
                                (Unaudited)



                                                    30-Jun-03      31-Dec-02

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS

     Investment Loss - Net                        $    (1,583)   $      (725)
     Net Realized Gain (Loss) on Investments            1,280         (1,374)
     Change in Unrealized Appreciation
      (Depreciation) on Investments                     6,030         (3,875)
-------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
Resulting from Operations                               5,727         (5,974)

PROCEEDS FROM SHARES ISSUED                           115,530        139,799

PAYMENTS TO REDEEM SHARES                              (9,540)           -
-------------------------------------------------------------------------------

TOTAL INCREASE                                        111,717        133,825

NET ASSETS AT THE BEGINNING OF
  THE PERIOD                                          133,825            -
-------------------------------------------------------------------------------
NET ASSETS AT THE END OF THE PERIOD                $  245,542     $  133,825
-------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                       Adhia Short Term Advantage Fund
                     Statement of Assets and Liabilities
                             as of June 30, 2003
                                 (Unaudited)


ASSETS:
      Investment in Bonds & CDs             $    871,682
      Cash at Huntington                         104,738
      Cash at Union Federal                       34,764
      Accrued Interest                            11,556
      Prepaid Insurance                               57
      Receivable from Advisor                        509
-------------------------------------------------------------------------------
      Total Assets                                             $ 1,023,306
-------------------------------------------------------------------------------

LIABILITIES:
      Accrued Expenses                             1,086
-------------------------------------------------------------------------------

      Total Liabilities                            1,086

NET ASSETS:
      Net Assets (equivalent to $10.09 per
       share issued based on 101,306.48
       shares of capital stock outstanding)
      (Note V)                                 1,022,220
-------------------------------------------------------------------------------
      Total Liabilities and Net Assets                         $ 1,023,306
-------------------------------------------------------------------------------


CALCULATION OF NET ASSETS
      Offering and Redemption Price Per Share
       ($1,022,220 / 101,306.48 Shares Outstanding)           $10.09


  The accompanying notes are an integral part of these financial statements.

                                Adhia Funds, Inc.
                         Adhia Short Term Advantage Fund
                             Statement of Operations
                      For the Six Months Ended June 30, 2003
                                   (Unaudited)



INVESTMENT INCOME:
     Interest                           $   21,912
     Dividend                                  199
-------------------------------------------------------------------------
          Total Income                                    $   22,111


EXPENSES:
     Transfer Agent Services                 2,255
     Professional Fees                         351
     Other Expenses                          1,913
     Management Fees                         3,762
-------------------------------------------------------------------------
          Operating Expenses             $   8,281

     Less: Waiver of Management Fees          (457)
           Reimbursement of Expenses        (1,867)
-------------------------------------------------------------------------
          Total Expenses                                  $    5,957
-------------------------------------------------------------------------
NET INVESTMENT INCOME                                         16,154

NET REALIZED GAIN ON INVESTMENTS               217
CHANGE IN UNREALIZEDAPPRECIATION
  OF INVESTMENTS FOR THE YEAR                2,218
-------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                        2,435
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                   18,589
=========================================================================


  The accompanying notes are an integral part of these financial statements.

                                Adhia Funds, Inc.
                        Adhia Short Term Advantage Fund
                       Statement of Changes in Net Assets
                   For the Six Months Ended June 30, 2003 and
    the Period from July 24, 2002 (Effective Date) through December 31, 2002
                                  (Unaudited)


                                                     30-Jun-03     31-Dec-02

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS

     Net Investment Income                          $    16,154    $    4,468
     Net Realized Gain on Investments                       217           258
     Change in Unrealized Appreciation
      on Investments                                      2,218         6,854
-------------------------------------------------------------------------------

Net Increase in Net Assets
 Resulting from Operations                               18,589        11,580

PROCEEDS FROM SHARES ISSUED                             376,624       904,744

PAYMENTS TO REDEEM SHARES                              (289,317)          -
-------------------------------------------------------------------------------
TOTAL INCREASE                                          105,896       916,324

NET ASSETS AT THE BEGINNING OF
  THE PERIOD                                            916,324           -
-------------------------------------------------------------------------------
NET ASSETS AT THE END OF THE PERIOD                  $1,022,220    $  916,324


  The accompanying notes are an integral part of these financial statements.

                              Adhia Funds, Inc.
                              Adhia Twenty Fund
                          Investments in Securities
                             as of June 30, 2003

     Security                           Shares    Cost Basis      Market Value
Common Stocks
3.6%   Banking
        JP MORGAN CHASE                   1,000   $    44,215       $   34,180
3.0%   Diversified Companies
        GENERAL ELECTRIC                  1,000        39,765           28,680
2.3%   Telephone & Communication Equipment
        CORNING                           3,000        80,145           22,170
1.7%   Semiconductor Manufacturing
        ATMEL CORP                        6,500        57,780           16,510
4.7%   Computer Systems
        SUN MICROSYSTEMS UNC              5,000        74,590           23,250
        HEWLETT PACKARD                   1,000        20,015           21,300
0.9%   Health Care - Fitness
        BALLY TOTAL FITNESS HLDGS         1,000        13,215            9,030
0.9%   REIT
        BEDFORD PROPERTIES                  300         7,980            8,520
1.4%   Health Care- Biotech
        AMGEN INC COM                       200         6,115           13,188
11.4%  Health Care - Pharmaceutical
        ALLERGAN INC                      1,000        68,795           77,100
        CALL-ALLERGAN INC                (1,000)       (4,460)          (8,000)
        BRISTOL MYERS SQUIBB CO           1,000        52,715           27,150
        ADVANCED MED OPTICS INC             222           -              3,785
        PFIZER INC                          200         6,715            6,830
1.8%   Restaurants
        MCDONALD CORPORATION              1,000        17,565           22,060
        CALL-MCDONALD CORP               (1,000)         (960)          (4,813)
7.0%   Chemical and Industrial
        DUPONT E I DE NEMOURS CO          1,600        68,395           66,624
5.5%   Consumer Products
        KIMBERLY CLARK CORP               1,000        55,515           52,140
2.1%   Entertainment
        DISNEY WALT CO DEL                1,000        14,695           19,750


  The accompanying notes are an integral part of these financial statements.

                                Adhia Funds, Inc.
                                Adhia Twenty Fund
                           Investments in Securities
                              as of June 30, 2003

     Security                               Shares    Cost Basis   Market Value
Common Stocks
2.9%   Apparel Industry
        TOMMY HILFIGER CORP COM              1,000    $    7,017    $    9,240
        GAP INC                              1,000        17,215        18,760
-------------------------------------------------------------------------------
49.2%  Total Common Stock                             $  647,027    $  467,454
-------------------------------------------------------------------------------

50.2%  Total Cash and Short Term Investments             478,002       478,002

0.6%   Other Assets (Liabilities) - Net                    5,795         5,795
-------------------------------------------------------------------------------
100%   Net Assets                                     $1,130,824    $  951,251
-------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.

                             Adhia Funds, Inc.
                          Adhia Health Care Fund
                        Investments in Securities
                            as of June 30, 2003

     Security                              Shares   Cost Basis    Market Value
Common Stocks
1.7%   Laboratory Instruments
        BECKMAN COULTER                      100    $    3,853     $   4,064
1.5%   Health & Fitness
        BALLY TOTAL FITNESS                  400         5,295         3,612
2.4%   Pharmacy Retail
        GUIDANT CORP                         200         5,525         6,020
2.4%   Health Insurance
        HUMANA INC.                          400         4,815         6,040
5.1%   Pharmaceuticals
        IVAX CORP                            500         5,525         8,925
        SCHERING PLOUGH                      200         4,425         3,720
-------------------------------------------------------------------------------
13.1%  Total Common Stocks                              29,438        32,381

85.4%  Total Cash and Short Term Investment            210,508       210,508

1.5%   Other Assets (Liabilities) - Net                  3,735         3,735
-------------------------------------------------------------------------------
100%   Net Assets                                   $  243,681     $ 246,624
-------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.

                                Adhia Funds, Inc.
                        Adhia Short Term Advantage Fund
                            Schedule of Investments
                               as of June 30, 2003

     Security                             Shares    Cost Basis    Market Value

75.4%   Agency Notes
         Federal Home Loan Bank
          Cons Bonds Floating Rate
          5.7% 09/29/2008                 150,000   $  150,341    $   158,544

         Federal Home Loan Bank
          Cons Bonds Floating Rate
          8.68% 09/30/2005                245,000      272,220        274,113

         Federal Home Loan Bank
          Bonds 3.50% 09/18/2006          300,000      299,437        301,407

         FNR 1992-205 S 11/25/2009         35,602       37,026         37,618

9.8%    Certificate of Deposit
         MBNA American Bank NA
         2.65% 02/02/2004                 100,000      100,000        100,000
-------------------------------------------------------------------------------
85.2%   Total Notes and CDs                            859,024        871,682

12.6%   Total Cash and Short Term Investments          129,485        129,485
2.2 %   Other Assets (Liabilities) Net                  22,139         22,139
-------------------------------------------------------------------------------
100%    Net Assets                                  $1,010,648    $ 1,023,306
-------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

I     Significant Accounting Policies:

The following is a summary of significant accounting polices of the Adhia Twenty Fund, Adhia Health Care Fund and Adhia Short Term Advantage Fund (the "Funds"), portfolios of the Adhia Funds, Inc. (the "Company"). Adhia Funds, Inc. is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company was incorporated under the laws of Maryland on January 27, 1998, and the Registration for the Adhia Twenty Fund was effective January 1, 1999, while Registration for Adhia Health Care Fund and Adhia Short Term Advantage Fund became effective July 24, 2002. The Adhia Twenty Fund's investment objective is to seek capital appreciation through investment in an average of approximately twenty different stocks. The Adhia Health Care Fund's investment objective is to seek capital appreciation through investment in companies in the health care industry. The Adhia Short Term Advantage Fund's investment objective is to preserve principal while generating a rate of return that exceeds the return on money market mutual funds or treasury bills.

(a) Each security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized costs, which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on the trade date. Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.

(b) Net realized gains and losses on common stock are computed on the identified cost basis.

(c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of the Company's net investment taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to a regulated investment company.

(d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g) The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II    Fund Advisor:

The Fund has an agreement with Adhia Investment Advisors, Inc. (the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund.

Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate as follows:

     Adhia Twenty Fund                1.00%
     Health Care Fund                 1.00%
     Short Term Advantage Fund0       0.75%

Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% of average net assets, which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess. For the six months ended June 30, 2003, the Advisor waived advisory fees and reimbursed other expenses as follows:

                                          Advisory Fees      Other Expenses

Adhia Twenty Fund                          $     3,794        $      3,494
Health Care Fund                           $       842        $      1,084
Short Term Advantage Fund                  $       457        $      1,867

III   Organization Costs:
Organizational costs and initial registration expenses are paid by the sponsor and Advisor, Adhia Investment Advisors, Inc.

IV.   Investment Transactions:
For the six months ended June 30, 2003, purchases and proceeds from sales of investment securities were as follows:
                                        Purchases           Sales

Adhia Twenty Fund                       $  41,625         $  71,557
Adhia Health Care Fund                  $   6,313         $     -
Adhia Short Term Advantage Fund         $ 412,819         $  50,000

V.    Capital Stock:
Capital stock is composed of common stock, 500,000,000 shares authorized and 92,813.243 shares issued for the Adhia Twenty Fund, 25,092.152 shares issued for the Adhia Health Care Fund, and 101,306.48 shares issued for the Adhia Short Term Advantage Fund, at $.0001 par value. Net assets are composed of capital stocks investment plus accumulated net investment income, plus accumulated realized gain on investments, plus change in unrealized appreciation of investments net of distributions to stockholders.

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period are as follows:

Adhia Twenty Fund
                                        2003 (1)    2002      2001     2000      1999
Net assets value
 at beginning of year                  $  9.15    $ 10.91   $ 11.33  $ 11.61   $  9.70
Income/ loss from operations:
Net investment income (loss) (a)         (0.05)      0.18      0.07     0.95     (2.26)
Net realized gain (loss) (a)             (0.06)     (0.56)    (0.05)    0.23      1.74
Net unrealized gain (loss) (a)            1.16      (1.38)    (0.44    (1.46)     2.43
Net assets value at end of year (b)    $ 10.20    $  9.15   $ 10.91  $ 11.33   $ 11.61

(1) Six months ended June 30, 2003.
(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the end of the period:
    92,813.243, 71,961.109, 151,428.74, 26,909.21, and 11,577.58 for 2003,
    2002, 2001,
    2000, and 1999, respectively.

Adhia Health Care Fund
                                                2003 (1)        2002

Net assets value at beginning of year           $  9.48       $ 10.00
Income/ loss from operations:
Net investment income (loss) (a)                  (0.08)         0.03
Net realized gain (loss) (a)                       0.07         (0.13)
Net unrealized gain (loss) (a)                     0.32         (0.42)
Net assets value at end of year (b)             $  9.79       $  9.48

(1) Six months ended June 30, 2003.
(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the end of the period:
    25,092.152 shares and 14,110.544 shares for 2003 and 2002, respectively.

Adhia Short Term Advantage Fund
                                                2003 (1)        2002
Net assets value at beginning of year           $ 10.08       $ 10.00
Income/ loss from operations:
Net investment income (loss) (a)                   0.17          0.02
Net realized gain (loss) (a)                       -             0.01
Net unrealized gain (loss) (a)                     0.02          0.06
Dividends paid (a)                                (0.18)         -
Net assets value at end of year (b)             $ 10.09       $ 10.08

(1) Six months ended June 30, 2003.
(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the end of the period:
    101,306.48 shares and 90,923.86 shares for 2003 and 2002, respectively.

MANAGEMENT OFFICE

1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


BOARD OF DIRECTORS

Hitesh (John) P. Adhia
Dr. Thomas L. Wheelen
Pravin D. Patel
Anil D. Amlani


INVESTMENT ADVISOR

Adhia Investment Advisors, Inc.
1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204-1806
Phone: (800) 627-8172
Fax:   (317) 266-6756


INDEPENDENT AUDITOR

Alan K. Geer, P.A., CPA's
7401 D Temple Terrace Highway
Temple Terrace, FL 33637


ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Adhia Funds Inc

By:  /s/ Hitesh P. Adhia
     Hitesh P. Adhia
     Chief Executive Officer & President

Date: August 29, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Adhia Funds, Inc.

By:                                 /s/Hitesh P. Adhia
                                    ---------------------------
                                    Hitesh P. Adhia
                                    Chief Executive Officer

Date:                               August 29, 2003

By:                                 /s/Carol K. McAllister
                                    ---------------------------
                                    Carol K. McAllister
                                    Chief Financial Officer

Date:                               August 29, 2003